CONDENSED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010 Scenario, Previously Reported	Dec. 31, 2010 Scenario, restated
Current assets:
Cash	$ 25,467
Total current assets	25,467
Property and equipment, net	3,027
Deposits	9,897
Total Assets	38,391
Current liabilities:
Accounts payable	212,048
Stockholder convertible note payable	150,000
CURRENT LIABILITIES
Total Liabilities	362,048
Commitments and contingencies
Stockholder's equity (deficit):
Common stock, $.0001 par value, 1,200,000 shares authorized, 1,000,000 shares issued and outstanding	400	100	400
Additional paid-in capital	68,514	6,831	6,531
Deficit accumulated during the development stage	(392,571)	(6,931)	(6,931)
Total Stockholder's Equity (Deficit)	(323,657)
Total Liabilities and Stockholder's Equity (Deficit)	$ 38,391